LONG-TERM DEBT - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
LONG-TERM DEBT

7.           LONG-TERM DEBT

Long-term debt at December 31, 2018 and March 31, 2018 was comprised of the following:

	December 31,	March 31,
	2018	2018
$460 Facility	$315,368,000	$375,270,000
$235 Facility	186,923,070	194,615,380
$75 Facility	61,875,000	65,625,000
$66 Facility	56,199,443	59,491,503
$30 LOC	20,322,581	—
$20 LOC	6,000,000	6,000,000
Total	646,688,094	701,001,883
Less: Unamortized debt issuance costs	(7,147,186)	(9,266,324)
Less: Current portion	(97,315,075)	(80,372,494)
Long-term debt, net of deferred financing costs	$542,225,833	$611,363,065

$460 Facility — On June 6, 2016, the Company entered into a $460,000,000 five-year senior secured term loan facility, as amended (the “$460 Facility”), for the purposes of refinancing a previous facility. The $460 Facility is a term loan of  $459,375,000, collateralized by 30 vessels, with reductions based on a 17‑year age-adjusted amortization schedule, payable on a quarterly basis. Interest is paid quarterly, and the $460 Facility bears interest at the Eurodollar Rate for a one-month interest period, plus a 2.80% interest rate margin.

The $460 Facility contains certain restrictions on the payments of dividends. The $460 Facility permits the Company to pay dividends so long as the payment of dividends does not cause an event of default and the minimum interest coverage ratio is at least 2:50 to 1:00 for the fiscal quarter to which the dividend relates, and limits dividends payable so that they do not exceed in any fiscal year that is equal to 50% of the Consolidated EBITDA of the $460 Facility’s Parent Guarantor, which is the consolidated accounts of Diamond S Shipping III LLC plus 100% of any excess asset sale proceeds amount during that fiscal year. The excess asset sale proceeds amount is the amount of the net cash proceeds received from the sale of any of the $460 Facility’s collateral vessels after the repayment of the collateral vessel’s related financial indebtedness.

$235 Facility — On August 19, 2016, the Company entered into a $235,000,000 five-year senior secured financing facility, as amended (the “$235 Facility”), for the purposes of refinancing a previous facility. The $235 Facility consists of a term loan of  $220,000,000 and a revolving loan of  $15,000,000, and is collateralized by eight vessels, with reductions based on a 17‑year age-adjusted amortization schedule, payable on a quarterly basis. The term loan component of the $235 Facility bears interest at the Eurodollar Rate for a three-month interest period, plus a 2.75% interest rate margin, and the interest is paid quarterly. Commitment fees on undrawn amounts related to the revolving loan component of the $235 Facility are 1.10%. As of December 31, 2018, $5,000,000 was drawn, while $7,403,805 was available and undrawn.

The $235 Facility contains certain restrictions on the payments of dividends. The $235 Facility permits the Company to pay dividends so long as the payment of dividends does not cause an event of default, both before and after the payment of the dividend, the leverage ratio is less than 0.55 to 1.00, and the minimum interest coverage ratio is at least 2:50 to 1:00 for the two previous consecutive quarters.

$75 Facility — On March 17, 2016, the Company entered into a seven-year senior secured term loan, as amended (the “$75 Facility”), consisting of a delayed draw term loan of up to $75,000,000. The $75 Facility financed and is collateralized by the two 2016‑built Suezmax vessels, is payable on a quarterly basis, and bears interest on LIBOR plus a margin of 2.20%.

The $75 Facility contains certain restrictions on the payments of dividends. The $75 Facility permits the Company to pay dividends so long as the payment of dividends does not cause an event of default, both before and after the payment of the dividend, the leverage ratio is less than 0.55 to 1.00, and the minimum interest coverage ratio is at least 2:50 to 1:00 for the two previous consecutive quarters.

$66 Facility — On August 9, 2016, the Company entered into a $66,000,000 five-year senior secured term loan facility (the “$66 Facility”) for the purpose of financing two vessels controlled through the joint venture (see Note 3). The $66 Facility, which is collateralized by the two vessels controlled through NT Suez, is a nonrecourse term loan with reductions that are based on a 15‑year amortization schedule, and are payable on a quarterly basis. Interest is paid quarterly, and the $66 Facility bears interest at the Eurodollar Rate for a three-month interest period, plus a 3.25% interest rate margin.

The $66 Facility contains certain restrictions on the payments of dividends. The $66 Facility LOC permits the Company to pay dividends so long as the payment of dividends does not cause an event of default, and does not exceed an amount equal to 75% of the consolidated net income, as determined in accordance with GAAP, of the borrower, which is the consolidated accounts of NT Suez Holdco LLC.

$20 Line of Credit — On September 29, 2016, the Company amended to extend its $20,000,000 revolving line of credit (the “$20 LOC”), initially entered into on October 1, 2013, and backed by an unfunded capital call. The $20 LOC is renewed annually, and borrowings bear interest at LIBOR plus a margin of 2.75%. Commitment fees on undrawn amounts are 0.375%. As of December 31, 2018, $6,000,000 was drawn on the Amended and Restated $20 LOC, while $11,894,600 was available and undrawn.

$30 Line of Credit — On October 20, 2016, the Company entered into a $30,000,000 three-year revolving line of credit, as amended (the “$30 LOC”), for the purposes of refinancing a previous line of credit. The $30 LOC is collateralized by three vessels acquired in December 2013, and is reduced quarterly by $1,209,677, beginning with the quarter ended March 31, 2017. Borrowings bear interest the Eurodollar Rate plus a margin of 2.75%, and commitment fees on undrawn amounts are 1.10%. As of December 31, 2018, the available balance of  $20,322,581 was drawn.

The $30 LOC contains certain restrictions on the payments of dividends. The $30 LOC permits the Company to pay dividends so long as the payment of dividends does not cause an event of default and the minimum interest coverage ratio is at least 2:50 to 1:00 for the fiscal quarter to which the dividend relates, and limits dividends payable so that they do not exceed in any fiscal year that is equal to 50% of the Consolidated EBITDA of the $30 LOC’s Parent Guarantor, which is the consolidated accounts of Diamond S Shipping III LLC plus 100% of any excess asset sale proceeds amount during that fiscal year. The excess asset sale proceeds amount is the amount of the net cash proceeds received from the sale of any of the $30 LOC’s collateral vessels after the repayment of the collateral vessel’s related financial indebtedness.

The Company sought to refinance the $30 LOC, and currently has a commitment whereby the three vessels that collateralize the $30 LOC will be part of a larger credit agreement that is contingent upon the consummation of the definitive transaction agreement described in Note 1.

Interest Rates — The following table sets forth the effective interest rate associated with the interest costs for the Company’s debt facilities, including the rate differential between the fixed pay rate and the variable receive rate on the interest rate swap agreements that were in effect (see Note 8), combined, as well as the cost associated with commitment fees. Additionally, the table includes the range of interest rates on the debt, excluding the impact of swaps and commitment fees:

	For the Nine	For the	For the
	Months Ended	Year Ended	Year Ended
	December 31,	March 31,	March 31,
	2018	2018	2017
Effective interest rate	4.80%	4.07%	3.76%
Range of interest rates (excluding impact of swaps and commitment fees)	4.50% to 5.64%	3.35% to 5.56%	2.83% to 4.25%

Restrictive Covenants — The Company’s credit facilities and lines of credit contain restrictive covenants and other non-financial restrictions. The $235 Facility, $460 Facility, $75 Facility and $30 LOC include, among other things, the Company’s ability to incur indebtedness, limitations on dividends, minimum cash balance, collateral maintenance, net debt to capitalization ratio, and other customary restrictions. The $66 Facility includes restrictions and financial covenants including, among other things, the Company’s ability to incur indebtedness, limitations on dividends, minimum cash balance, collateral maintenance, and other customary restrictions. The $20 LOC contains certain financial covenants including, among other things, the availability of committed capital of a specified amount. The Company was in compliance with its financial covenants as of December 31, 2018.

Maturities — Aggregate maturities of debt during the next five years from December 31, 2018 are as follows:

2019	$97,315,075
2020	70,992,494
2021	431,505,525
2022	5,000,000
2023	41,875,000
Total	$646,688,094